Other Postretirement Employee Benefit Plans (Components Of Net Periodic Benefit Cost) (Details) - Other Postretirement Benefits - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure
Service cost	$ 0.2	$ 0.2	$ 0.7	$ 1.1
Interest cost	1.3	1.4	6.6	8.4
Amortization of net loss	0.0	0.1	0.0	1.0
Amortization of prior service credit	(0.8)	(0.8)	(3.1)	(3.1)
Net periodic pension cost	$ 0.7	$ 0.9	$ 4.2	$ 7.4